United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 12/31/01
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          February 6, 2002
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:      $158,880
                                            (thousands)
List of Other Included Managers:  NONE
                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    9,493,000  543,365.00 X                                  5,100 200,150 338,115
BP PLC SPONS ADR         COM       055622104      372,000    8,008.00 X                                                  8,008
ANHEUSER-BUSCH COS       COM       035229103      987,000   21,824.00 X                                                 21,824
BANKAMERICA              COM       060505104      262,000    4,165.00 X                                                  4,165
CROWN CASTLE             COM       228227104    2,463,000  230,625.00 X                                  4,250  78,750 147,625
CENTERPOINT PROPERTIES   COM       151895109      326,000    6,550.00 X                                          4,000   2,550
COMMERCE BANCSHARES      COM       200525103      229,000    5,865.00 X                                          3,240   2,625
AMERICAN INTL GRP        COM       026874107      237,000    2,989.00 X                                     37           2,952
DEVON ENERGY CO          COM       25179M103    9,059,000  234,394.00 X                                  2,950  81,551 149,893
EXPRESS SCRIPTS          COM       302182100   14,530,000  310,735.00 X                                  3,950 106,850 199,935
APPLIED HEALTHCARE PROD  COM       019222108       37,000   10,000.00 X                                         10,000
MERCK                    COM       589331107      822,000   13,974.00 X                                          1,708  12,266
GENERAL ELEC             COM       369604103    1,281,000   31,959.00 X                                                 31,959
MICROSOFT CORP           COM       594918104      411,000    6,198.00 X                                                  6,198
   COLUMN TOTALS                               40,509,000
                                          Page 2 of 8
                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
CHUBB                    COM       171232101    8,926,000  129,355.00 X                                  1,750  48,175  79,430
VERIZON                  COM       92343V104      277,000    5,838.00 X                                                  5,838
CONVERGYS CORP           COM       212485106    6,802,000  181,430.00 X                                  2,425  71,700 107,305
INTL SPEEDWAY CORP CL B  COM       460335300      613,000   15,500.00 X                                                 15,500
MISSISSIPPI VY BANCSHS   COM       605720101    3,342,000   85,250.00 X                                                 85,250
BELLSOUTH CORP           COM       079860102      229,000    6,014.00 X                                                  6,014
NAVIGATORS GROUP INC     COM       638904102    2,796,000  139,100.00 X                                  1,700  49,900  87,500
PAXAR CORP               COM       704227107    7,263,000  511,507.00 X                                  5,762 200,141 305,604
CITIGROUPINC             COM       172967101      344,000    6,824.00 X                                                  6,824
PROCTOR & GAMBLE CO.     COM       742718109      240,000    3,034.00 X                                                  3,034
SCHLUMBERGER LTD         COM       806857108    2,780,000   50,599.00 X                                    324  20,333  29,942
WEST TELESERVICES CORP   COM       952355105   10,329,000  414,143.00 X                                  5,125 146,650 262,368
WILLIAMS CO INC          COM       969457100    5,497,000  215,381.00 X                                  2,200  70,550 142,631
NESTLES SA ADR           COM       641069406      213,000    4,000.00 X                                                  4,000
   COLUMN TOTALS                               49,651,000
                                          Page 3 of 8
                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
STATE STREET CORP        COM       857477103      236,000    4,520.00 X                                                  4,520
ENTERBANK HLDG INC       COM       293538102      375,000   34,436.00 X                                          2,436  32,000
EXXON MOBIL CORP         COM       30231G102      638,000   16,231.00 X                                                 16,231
TRANSOCEAN SEDCO FOREX   COM       G90078109      453,000   13,388.00 X                                     57   4,230   9,101
MATTEL INC               COM       577081102      374,000   21,745.00 X                                    425  10,300  11,020
STRAYER EDUCATION INC    COM       863236105   29,367,000  602,774.00 X                                 10,425 195,825 396,524
TALX CORP                COM       874918105      567,000   22,687.00 X                                                 22,687
IRON MOUNTAIN            COM       462846106   11,644,000  265,842.00 X                                  3,534  98,517 163,791
SBC COMMUNICATIONS       COM       78387G103      590,000   15,058.00 X                                     35          15,023
ZEBRA TECHNOLOGIES       COM       989207105    7,431,000  133,874.00 X                                  2,225  52,195  79,454
HEIDRICK & STRUGGLES
 INTL INC                COM       422819102    1,959,000  107,950.00 X                                  1,100  41,050  65,800
INTL SPEEDWAY CORP CL A  COM       460335201    9,862,000  252,225.00 X                                  3,050  94,950 154,225
FIRST DATA CORP          COM       319963104      513,000    6,536.00 X                                                  6,536
JOHNSON & JOHNSON        COM       478160104      362,000    6,130.00 X                                                  6,130
   COLUMN TOTALS                               64,371,000
                                          Page 4 of 8
                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
PFIZER INC               COM       717081103      856,000   21,479.00 X                                                 21,479
   COLUMN TOTALS                                  856,000
                                          Page 5 of 8
                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIRST PFD CAP TR         PFD       33611H203   222,000      8,000.00  X                                                 8,000
PFD TENN VY AUTH PWR     PFD       880591409   259,000     10,000.00  X                                                10,000
   COLUMN TOTALS                               481,000
                                          Page 6 of 8
                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
VANGUARD INDEX TR 500
PORT                     MF        922908405     204,000    1,925.00  X                                                 1,925
VAN KAMPEN AMER CAP
TAX EX FD                MF        92113R309     277,000   26,487.00  X                                                26,487
SELIGMAN TAX FREE MO     MF        816346878     400,000   52,800.00  X                                                52,800
S&P MIDCAP 400 INDEX     MF        464287507     585,000    5,781.00  X                                                 5,781
S&P 500 INDEX            MF        464287200     506,000    4,425.00  X                                                 4,425
VANGUARD INDEX TR VALUE  MF        922908405     417,000   22,071.00  X                                                22,071
PORT
BRANDES INSTIT INTL EQ   MF        105262703     292,000   19,544.00  X                                                19,544
FD
SPDR UNIT TR SR 1        MF        78462F103     331,000    2,897.00  X                                                 2,897
   COLUMN TOTALS                                3,012,000
                                          Page 7 of 8
                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
TOTAL COMMON STOCK                             155,387,000
TOTAL PREFERRED STOCKS                             481,000
TOTAL MUTUAL FUNDS                               3,012,000
TOTAL FMV                                      158,880,000
                                          Page 8 of 8